Schedule of other current assets (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment	$ 4,963,890	$ 6,332,931	$ 79,727
Deposit	53,928	68,802	66,425
Other current assets	21,314	27,192
Total other current assets	$ 5,039,132	$ 6,428,925	$ 146,152